Leasing Arrangements - Schedule Of Lease Related Assets And Liabilities Recorded On Balance Sheet (Detail) (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets and Liabilities, Lessee [Abstract]
Finance lease right of use assets, accumulated amortization	$ 19.9	$ 17.6	$ 13.0